Warrant Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Warrant Liabilities [Abstract]
Schedule of Derivative Financial Liabilities Changes In Fair Value
Type of Warrants	Issued	Exercise	Remaining
December 31, 2024
Series A	2,200,000	1,246,992	953,008
Series B	2,200,000	1,271,992	928,008
Existing Listing	250,000	229,453	20,547

Type of Warrant	Issued	Exercise	Remaining
December 31, 2023
Exchange Listing	250,000	229,453	20,547

Schedule of Fair Value of the Warrant Liabilities	The significant inputs into the model are shown below.
	December 31, 2023	December 31, 2024
Exchange Listing

Share price	2.26	US$	2.26
Exercise price / warrant	4.00	US$	4.00
Expected volatility	130.14%		130.14%
Dividend yield	Nil		Nil
Expected term (years)	4.24 years		4.24 years
Annual risk-free interest rate	3.918%		3.918%
	December 31, 2023	December 31, 2024
Series A

Share price	-	US$	1.08
Exercise price / warrant	-	US$	1.25
Expected volatility	-		236.94%
Dividend yield	-		Nil
Expected term (years)	-		4.00 years
Annual risk-free interest rate	-		3.918%

	December 31, 2023	December 31, 2024
Series B

Share price	-	US$	1.08
Exercise price / warrant	-	US$	1.25
Expected volatility	-		236.94%
Dividend yield	-		Nil
Expected term (years)	-		0.5 years
Annual risk-free interest rate	-		3.918%

Schedule of Movement of Fair Value of Warrant

Movement of the fair value of the warrant liabilities during the year is as follows:

	December 31, 2023	December 31, 2024
	RM	RM	US$

At beginning of the year	-	1,964,335	439,409
Exercised	-	(1,913,443)	(428,025)
Fair value change	1,964,335	151,891	33,977
Currency realignment	-	(53,896)	(12,056)
At end of the year	1,964,335	148,887	33,305